PBHG
FUNDS

PBHG Growth II Portfolio


PBHG Technology & Communications Portfolio

PBHG
Insurance
Series
Fund,
Inc.


Semi-Annual Report
June 30, 1997

Table of Contents


PBHG Growth II Portfolio
         Letter to Shareholders                                        Page 1
         Statement of Net Assets                                       Page 3
         Statement of Operations                                       Page 5
         Statement of Changes in Net Assets                            Page 6
         Financial Highlights                                          Page 7
         Notes to Financial Statements                                 Page 8



PBHG Technology & Communications Portfolio
         Letter to Shareholders                                        Page 10
         Schedule of Investments                                       Page 12
         Statement of Assets and Liabilities                           Page 14
         Statement of Operations                                       Page 15
         Statement of Changes in Net Assets                            Page 16
         Financial Highlights                                          Page 17
         Notes to Financial Statements                                 Page 18

PBHG
FUNDS

PBHG Growth II Portfolio


Dear Shareholder:

The PBHG Insurance Series Fund, Inc. -- Growth II Portfolio ended an abbreviated first half on June 30, 1997. In its first two months of operation, the fund generated a total return of 4.50%, compared with the benchmark Russell Mid-Cap Growth Index return of 11.97%. Performance in this initial period was somewhat constrained by the high proportion of cash in the portfolio, a consequence of being in a start-up mode when large (relative to a small base) daily cash inflows can create an "under-invested" portfolio. This was particularly true early in the month of May, when the market was rising rapidly. Generally speaking, however, the equity investments made during this period have performed quite well.

Market Overview
The broad equity market has continued to move to new highs, led by the large capitalization, stable growth companies that characterize the Dow Jones and Standard & Poor's 500 Indexes. During the second quarter of the year, their smaller capitalization growth brethren were finally able to keep pace for the first time in almost a year. Several elements that we've come to recognize as positives for our investment style were clearly present during the quarter. Economists grew increasingly confident as the quarter progressed that real growth would slow from the first quarter's torrid pace. And with reported rates of inflation still quite low and the Fed unwilling to follow up on its initial "preemptive" rate hike, the bond market enjoyed a significant rally. Equally as important, evidence continued to suggest that the relative valuation correction of smaller company growth stocks that began last summer had largely run its course, staying -- at least for the moment -- within the confines of historic statistical high/low ranges vis-a-vis the broad market. And finally, we should note that we've had no trouble maintaining the operating and financial characteristics of the underlying companies in our portfolios. At June 30th, the position-weighted latest twelve-month earnings growth on our invested assets was 57%, with a 21% return on equity. For the first time in a while, this was the right combination.

Supported by an economic environment that appears ideal for equity investors, the outlook seems promising. A slowing rate of growth is reducing pressure on inflation and interest rates, yet the economy appears able to produce real expansion at a pace fast enough to allow competitive and efficient companies to generate solid growth. As long as economic statistics continue pointing to this "ideal" scenario, the upward trend in equity prices should continue. We hasten to add, however, that with the broad market's valuation at or above historic norms, volatility is likely to be an increasingly pervasive characteristic on a day-to-day basis. Fortunately, as portfolio managers, we believe periods of volatility allow us to do some of our most opportunistic buying.

The Pilgrim Baxter Discipline
As part of our first semi-annual review, it seems worthwhile to review our investment philosophy. Our investment philosophy and methodology remain the same through both up and down cycles. We continue to seek out and invest in the highest quality, fastest growing companies we can find within the capitalization parameters established for the portfolio. As long-time managers following this style, we are pleased to report that we believe there is currently no shortage of very good companies, quality management, and strong ideas in which to invest.

PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio

We continue to find most of our investments in the technology, health care, consumer, and service sectors -- those industries in which company and stock price performance have been most remarkable over the last several years. As a result, we often find our portfolios highly concentrated in particular sectors of the market at different times. We tend to hold significant positions in industries while their growth curves are the steepest -- either due to technological improvement, an under-supply of new or key industry products, or perhaps consolidation among competitors. Our companies are most often characterized by rapid unit growth and by problem-solving capacity for their customers. This concentration can contribute to very favorable returns while the companies scale the growth curve, and there aren't enough shares to go around Wall Street. But the ride down may be equally steep, once investors get a hint that the growth may be slowing. Our disciplined investment process identifies and drives us toward those companies whose fortunes are meeting or exceeding operating expectations, and away from those whose business opportunities are flagging.

Our disciplined investment approach has always and will continue to strictly follow a "bottom-up" approach, i.e., focusing on individual companies -- their fundamental business characteristics and the sustainability of their growth rates. We don't make market forecasts and don't use others' "big picture" forecasts to guide our investment process. Finally, we strive to be fully invested at all times, since we believe attempting to "time" the market is also not a productive endeavor.

In closing, we thank you for your confidence in Pilgrim Baxter & Associates and in the PBHG Insurance Series Fund.

Sincerely,



/s/ Bruce J. Muzina                          /s/ Gary L. Pilgrim
-----------------------------                ------------------------
Bruce J. Muzina                              Gary L. Pilgrim
Portfolio Manager                            Portfolio Manager
PBHG Growth II Portfolio                     PBHG Growth II Portfolio

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

STATEMENT OF NET ASSETS
As of June 30, 1997 (Unaudited)

---------------------------------------------------------------------
                                                             Market
Description                                   Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- 87.6%
CONSUMER -- 16.4%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.2%
Blyth Industries*                                 495      $   16,706
---------------------------------------------------------------------
                                                               16,706
---------------------------------------------------------------------
HOTELS/RESORTS -- 0.5%
Capstar Hotel*                                    200           6,400
---------------------------------------------------------------------
                                                                6,400
---------------------------------------------------------------------
LEISURE/RECREATIONAL -- 0.9%
Callaway Golf                                     369          13,100
---------------------------------------------------------------------
                                                               13,100
---------------------------------------------------------------------
RESTAURANTS -- 0.6%
Landry's Seafood Restaurants*                     330           7,590
---------------------------------------------------------------------
                                                                7,590
---------------------------------------------------------------------
RETAIL-APPAREL -- 3.8%
Jones Apparel Group*                              305          14,564
Nautica Enterprises*                              632          16,708
Polo Ralph Lauren*                                110           3,011
Tommy Hilfiger*                                   467          18,768
---------------------------------------------------------------------
                                                               53,051
---------------------------------------------------------------------
RETAIL-CATALOG -- 1.1%
CDW Computer Centers*                             290          15,388
---------------------------------------------------------------------
                                                               15,388
---------------------------------------------------------------------
RETAIL-DISCOUNT STORES -- 1.2%
Dollar Tree Stores*                               330          16,624
---------------------------------------------------------------------
                                                               16,624
---------------------------------------------------------------------
RETAIL-HOME FURNISHING -- 2.2%
Bed Bath and Beyond*                              995          30,223
---------------------------------------------------------------------
                                                               30,223
---------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS -- 1.6%
Staples*                                          981          22,808
---------------------------------------------------------------------
                                                               22,808
---------------------------------------------------------------------
RETAIL-SPECIALTY -- 3.3%
Borders Group*                                    300           7,238
General Nutrition Companies*                      520          14,560
Just for Feet*                                    572           9,974
Tiffany & Company                                 320          14,780
---------------------------------------------------------------------
                                                               46,552
---------------------------------------------------------------------
 TOTAL CONSUMER (COST $219,858)                               228,442
---------------------------------------------------------------------
ENERGY -- 3.5%
CONTRACT DRILLING -- 1.6%
Global Marine*                                    759          17,647
Santa Fe International*                           130           4,420
---------------------------------------------------------------------
                                                               22,067
---------------------------------------------------------------------
EXPLORATION & PRODUCTION -- 0.6%
Chesapeake Energy                                 908           8,910
---------------------------------------------------------------------
                                                                8,910
---------------------------------------------------------------------

---------------------------------------------------------------------
                                                             Market
Description                                   Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
SERVICE/EQUIPMENT -- 1.3%
BJ Services*                                      100      $    5,362
Tidewater                                         293          12,892
---------------------------------------------------------------------
                                                               18,254
---------------------------------------------------------------------
 TOTAL ENERGY (COST $53,741)                                   49,231
---------------------------------------------------------------------
FINANCIAL -- 1.7%
CONSUMER FINANCE -- 1.7%
Money Store (The)                                 818          23,466
---------------------------------------------------------------------
                                                               23,466
---------------------------------------------------------------------
 TOTAL FINANCIAL (COST $21,326)                                23,466
---------------------------------------------------------------------
HEALTH -- 14.8%
CONTRACT RESEARCH -- 1.8%
Quintiles Transnational*                          367          25,552
---------------------------------------------------------------------
                                                               25,552
---------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 1.6%
Dura Pharmaceuticals*                             200           7,975
Jones Medical Industries                          300          14,250
---------------------------------------------------------------------
                                                               22,225
---------------------------------------------------------------------
INFORMATION SYSTEMS -- 2.9%
HBO & Company                                     585          40,292
---------------------------------------------------------------------
                                                               40,292
---------------------------------------------------------------------
MANAGED HEALTH CARE -- 2.8%
Oxford Health Plans*                              541          38,817
---------------------------------------------------------------------
                                                               38,817
---------------------------------------------------------------------
OUTPATIENT FACILITIES -- 3.2%
HealthSouth*                                    1,225          30,549
Total Renal Care Holdings*                        353          14,186
---------------------------------------------------------------------
                                                               44,735
---------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 2.5%
PhyCor*                                         1,009          34,747
---------------------------------------------------------------------
                                                               34,747
---------------------------------------------------------------------
 TOTAL HEALTH (COST $195,255)                                 206,368
---------------------------------------------------------------------
INDUSTRIAL -- 2.1%
AUTO-RELATED -- 1.1%
Harley-Davidson                                   310          14,861
---------------------------------------------------------------------
                                                               14,861
---------------------------------------------------------------------
PLASTIC/CARBON -- 1.0%
Zoltek Companies*                                 383          14,650
---------------------------------------------------------------------
                                                               14,650
---------------------------------------------------------------------
 TOTAL INDUSTRIAL (COST $26,481)                               29,511
---------------------------------------------------------------------
SERVICE -- 18.6%
CORRECTIONAL SERVICES -- 2.9%
Corrections Corp. of America*                   1,009          40,108
---------------------------------------------------------------------
                                                               40,108
---------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.4%
Apollo Group, Cl A*                               583          20,551
---------------------------------------------------------------------
                                                               20,551
---------------------------------------------------------------------
EMPLOYMENT SERVICES -- 1.1%
Accustaff*                                        645          15,278
---------------------------------------------------------------------
                                                               15,278
---------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

---------------------------------------------------------------------
                                                             Market
Description                                   Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
ENVIRONMENTAL -- 4.5%
Allied Waste Industries*                          500      $    8,688
United Waste Systems*                             376          15,416
US Filter*                                        440          11,990
USA Waste Services*                               685          26,458
---------------------------------------------------------------------
                                                               62,552
---------------------------------------------------------------------
INFORMATION/COMPUTER SERVICES -- 2.3%
Gartner Group, Cl A*                              895          32,164
---------------------------------------------------------------------
                                                               32,164
---------------------------------------------------------------------
RADIO/TELEVISION -- 3.1%
Clear Channel Communications*                     588          36,199
Jacor Communications*                             181           6,923
---------------------------------------------------------------------
                                                               43,122
---------------------------------------------------------------------
TELEMARKETING -- 1.0%
TeleTech Holdings*                                558          14,543
---------------------------------------------------------------------
                                                               14,543
---------------------------------------------------------------------
TRANSACTION PROCESSING -- 2.3%
Paychex                                           834          31,692
---------------------------------------------------------------------
                                                               31,692
---------------------------------------------------------------------
  TOTAL SERVICE (COST $249,487)                               260,010
---------------------------------------------------------------------
TECHNOLOGY -- 30.5%
CONTRACT MANUFACTURING -- 1.3%
Solectron*                                        255          17,850
---------------------------------------------------------------------
                                                               17,850
---------------------------------------------------------------------
DATA STORAGE -- 0.4%
Western Digital*                                  200           6,325
---------------------------------------------------------------------
                                                                6,325
---------------------------------------------------------------------
EMBEDDED SOFTWARE -- 1.3%
Wind River Systems*                               460          17,595
---------------------------------------------------------------------
                                                               17,595
---------------------------------------------------------------------
GRAPHIC/IMAGE PROCESSING -- 2.7%
Electronics for Imaging*                          790          37,327
---------------------------------------------------------------------
                                                               37,327
---------------------------------------------------------------------
NETWORKING SECURITY -- 1.5%
Security Dynamics Technologies*                   570          21,019
---------------------------------------------------------------------
                                                               21,019
---------------------------------------------------------------------
NETWORKING SOFTWARE -- 2.6%
McAfee Associates*                                571          36,044
---------------------------------------------------------------------
                                                               36,044
---------------------------------------------------------------------
PC-PERIPHERALS MANUFACTURING -- 1.5%
Adaptec*                                          599          20,815
---------------------------------------------------------------------
                                                               20,815
---------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 5.7%
Altera*                                           541          27,320
Lattice Semiconductor*                            170           9,605
Linear Technology                                 400          20,700
Microchip Technology*                             228           6,783
Vitesse Semiconductor*                            470          15,363
---------------------------------------------------------------------
                                                               79,771
---------------------------------------------------------------------

---------------------------------------------------------------------
                                             Shares/Face     Market
Description                                   Amount         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONCLUDED
SEMI-CONDUCTOR TESTING EQUIPMENT -- 0.5%
Uniphase*                                         120      $    6,990
---------------------------------------------------------------------
                                                                6,990
---------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 3.9%
HNC Software*                                     411          15,670
Peoplesoft*                                       747          39,404
---------------------------------------------------------------------
                                                               55,074
---------------------------------------------------------------------
SOFTWARE-INTERNET -- 1.2%
America Online*                                   290          16,131
---------------------------------------------------------------------
                                                               16,131
---------------------------------------------------------------------
SOFTWARE-OTHER -- 1.0%
Viasoft*                                          275          13,956
---------------------------------------------------------------------
                                                               13,956
---------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME -- 1.5%
BMC Software*                                     380          21,043
---------------------------------------------------------------------
                                                               21,043
---------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 5.4%
ADC Telecommunications*                           934          31,172
Advanced Fibre Communication*                     120           7,245
Tellabs*                                          661          36,934
---------------------------------------------------------------------
                                                               75,351
---------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $416,347)                             425,291
---------------------------------------------------------------------
   Total Common Stocks
     (Cost $1,182,495)                                      1,222,319
---------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 13.1%
Lehman Brothers Inc.
 5.41%, dated 06/30/97, matures 07/01/97,
   repurchase price $182,890
   (collateralized by U.S. Treasury Note,
   par value $188,818, 6.00%, 06/30/99:
   market value $194,365) (A)                $182,863         182,863
---------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost $182,863)                                          182,863
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7%
 (COST $1,365,358)                                          1,405,182
---------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)                    (9,115)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (authorized 500 million
 shares -- $0.001 par value) based on
 133,591 outstanding shares of common stock                 1,356,514
Accumulated undistributed net investment
 income                                                           811
Accumulated net realized loss on
 investments                                                   (1,082)
Net unrealized appreciation on investments                     39,824
---------------------------------------------------------------------
TOTAL NET ASSETS -- 100%                                   $1,396,067
---------------------------------------------------------------------
---------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                               $10.45
---------------------------------------------------------------------
---------------------------------------------------------------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl  -- Class

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

STATEMENT OF OPERATIONS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT INCOME:
  Dividends.................................................    $    75
  Interest..................................................      1,884
                                                                -------
    Total Investment Income.................................      1,959
                                                                -------
EXPENSES:
  Investment Advisory Fees..................................        813
  Waiver of Investment Advisory Fees........................       (813)
  Reimbursement of Other Expenses by Adviser................    (16,307)
  Administrative Fees.......................................        143
  Custodian Fees............................................        593
  Professional Fees.........................................      7,727
  Transfer Agent Fees.......................................      3,333
  Printing Fees.............................................      1,405
  Directors' Fees...........................................      3,091
  Registration and Filing Fees..............................        118
  Amortization of Deferred Organizational Costs.............        334
  Pricing Fees..............................................        711
                                                                -------
    Total Expenses..........................................      1,148
                                                                -------
  NET INVESTMENT INCOME.....................................        811
                                                                -------
  Net Realized Loss from Security Transactions..............     (1,082)
  Net Change in Unrealized Appreciation on Investments......     39,824
                                                                -------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........     38,742
                                                                -------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........    $39,553
                                                                =======

(1) The PBHG Growth II Portfolio commenced operations on May 1, 1997.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

STATEMENT OF CHANGES IN NET ASSETS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT ACTIVITIES:
  Net Investment Income.....................................   $      811
  Net Realized Loss from Security Transactions..............       (1,082)
  Net Change in Unrealized Appreciation on Investments......       39,824
                                                               ----------
  Net Increase in Net Assets Resulting from Operations......       39,553
                                                               ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income.....................................           --
  Net Realized Gains........................................           --
                                                               ----------
  Total Distributions.......................................           --
                                                               ----------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued.............................................    1,495,499
  Shares Issued upon Reinvestment of Distributions..........           --
  Shares Redeemed...........................................     (138,985)
                                                               ----------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................    1,356,514
                                                               ----------
    Total Increase in Net Assets............................    1,396,067
                                                               ----------
NET ASSETS:
  Beginning of Period.......................................           --
                                                               ----------
  End of Period.............................................   $1,396,067
                                                               ==========
SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................      147,050
  Shares Issued upon Reinvestment of Distributions..........           --
  Shares Redeemed...........................................      (13,459)
                                                               ----------
  Net Increase in Share Transactions........................      133,591
                                                               ==========

(1) The PBHG Growth II Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

FINANCIAL HIGHLIGHTS
May 1, 1997 -- June 30, 1997 (Unaudited)
For a Share Outstanding Throughout the Period

                           Net                     Realized                                         Net
                          Asset                       and        Distributions   Distributions     Asset                 Net
                          Value        Net        Unrealized       from Net          from          Value                Assets
                        Beginning   Investment       Gains        Investment        Capital         End      Total       End
                        of Period     Income     on Securities      Income           Gains       of Period   Return   of Period
--------------------------------------------------------------------------------------------------------------------------------
1997(1)                  $10.00       $0.01          $0.44            --           --             $10.45     4.50%    $1,396,067








                                                                            Ratio
                                                          Ratio            of Net
                                                       of Expenses      Income (Loss)
                                         Ratio         to Average        to Average
                          Ratio         of Net         Net Assets        Net Assets
                       of Expenses   Income (Loss)     (Excluding        (Excluding         Portfolio    Average
                       to Average     to Average       Waivers and       Waivers and        Turnover    Commission
                       Net Assets     Net Assets     Reimbursements)   Reimbursements)        Rate        Rate+
--------------------------------------------------------------------------------------------------------------------------------
1997(1)                   1.20%*         0.85%*           19.10%*            (17.05)%*        9.16%      $0.0411

 *  Annualized.
(1) The PBHG Growth II Portfolio commenced operations on May 1, 1997. Total return has not been annualized.
 + Average Commission rate paid per share for security purchases and sales during the period.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

NOTES TO FINANCIAL STATEMENTS
As of June 30, 1997 (Unaudited)

1. ORGANIZATION

The PBHG Growth II Portfolio is part of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of this Portfolio and five others: the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). As of June 30, 1997, the Small Cap Value, the Large Cap Value, and the Select 20 Portfolios had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth II Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Growth II Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual expenses (expressed as a percentage of the

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Growth II Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc., and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Growth II Portfolio for the period from May 1, 1997 through June 30, 1997, amounted to $1,231,942 and $48,365, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Growth II Portfolio amounted to $59,637 and $19,813, respectively.

The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 1997 was not materially different from amounts reported for financial reporting purposes.

5. CONSENT OF SOLE SHAREHOLDER

On March 10, 1997, the sole shareholder of the Portfolios approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Newbold's Asset Management, Inc. as investment sub-adviser to the Small Cap Value and Large Cap Value Portfolios, PBHG Fund Services as administrator to the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

6. LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. No Portfolio had an outstanding borrowing at June 30, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through June 30, 1997.

                                      PBHG
                                      FUNDS

                                PBHG TECHNOLOGY &
                            COMMUNICATIONS PORTFOLIO



Dear Shareholder:

The PBHG Insurance Series Fund, Inc. -- Technology & Communications Portfolio ended an abbreviated first half on June 30, 1997. In its first two months of operation, the fund generated a total return of 3.2%, compared with the benchmark Pacific Stock Exchange High Technology Index return of 12.8%. Performance in this initial period was somewhat constrained by the high proportion of cash in the portfolio, a consequence of being in a start-up mode when large (relative to a small base) daily cash inflows can create an "under-invested" portfolio. This was particularly true early in the month of May, when the market was rising rapidly. Generally speaking, however, the equity investments made during this period have performed quite well.

MARKET OVERVIEW

The technology sector rebounded sharply in May after spending much of the last twelve months under significant pressure, along with much of the growth segment of the market. Investors seemed to regain their confidence in the technology sector in late April and to realize that many of these companies still have significant room for growth. Of the 207 technology concerns in the Pilgrim Baxter Universe that had posted quarterly results by mid-June, the average earnings outperformance was more than 10%. Market attention has also been refocused on technology stocks by reports that telecommunications and computer infrastructure spending is expected to increase in 1997.

The broad equity market has continued to move to new highs, led by the large capitalization, stable growth companies that characterize the Dow Jones and Standard & Poor's 500 Indexes. During the second quarter of the year, their smaller capitalization growth brethren were finally able to keep pace for the first time in almost a year. Several elements we've come to recognize as positives for our investment style were clearly present during the quarter. Economists grew increasingly confident as the quarter progressed that real growth would slow from the first quarter's torrid pace. And with reported rates of inflation still quite low and the Fed unwilling to follow its initial "preemptive" rate hike, the bond market enjoyed a significant rally. Equally as important, evidence continued to suggest that the relative valuation correction of smaller company growth stocks that began last summer had largely run its course, staying -- at least for the moment -- within the confines of historic statistical high/low ranges vis-a-vis the broad market. And finally, we should note that we've had no trouble maintaining the operating and financial characteristics of the underlying companies in our portfolios. At June 30th, the position-weighted latest twelve-month earnings growth on our invested assets was 68%, with a 20% return on equity. For the first time in a while, this was the right combination.

Supported by an economic environment that appears ideal for equity investors, the outlook seems promising. A slowing rate of growth is reducing pressure on inflation and interest rates, yet the economy appears able to produce real expansion at a pace fast enough to allow competitive and efficient companies to generate solid growth. As long as economic statistics continue pointing to this "ideal" scenario, the upward trend in equity prices should continue. We hasten to add, however, that with the broad market's valuation at or above historic norms, volatility is likely to be an increasingly pervasive characteristic on a day-to-day basis. Fortunately, as portfolio managers, we believe periods of volatility allow us to do some of our most opportunistic buying.

PBHG INSURANCE SERIES FUND, INC.
-------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

THE PILGRIM BAXTER DISCIPLINE

As part of our first semi-annual review, it seems worthwhile to review our investment philosophy. Our investment philosophy and methodology remain the same through both up and down cycles. We continue to seek out and invest in the highest quality, fastest growing companies we can find within the capitalization parameters established for the portfolio. As long-time managers following this style, we are pleased to report that we believe there is currently no shortage of very good companies, quality management, and strong ideas in which to invest.

The Technology & Communications Portfolio invests at least 65% of its assets in companies that rely extensively on technology or communications in their product development or operations, or those benefiting sharply from technological advancements. We tend to hold significant positions in industries while their growth curves are the steepest--either due to technological improvement, an under-supply of new or key industry products, or perhaps consolidation among competitors. Our companies are most often characterized by rapid unit growth and by problem-solving capacity for their customers. This concentration can contribute to very favorable returns while the companies scale the growth curve, and there aren't enough shares to go around Wall Street. But the ride down may be equally steep, once investors get a hint that the growth may be slowing. Our disciplined investment process identifies and drives us toward those companies whose fortunes are meeting or exceeding operating expectations, and away from those whose business opportunities are flagging.

Our disciplined investment approach has always and will continue to strictly follow a "bottom-up" approach, i.e., focusing on individual companies -- their fundamental business characteristics and the sustainability of their growth rates. We don't make market forecasts and don't use others' "big picture" forecasts to guide our investment process, as we believe this would not be the most productive use of our time. Finally, we strive to be fully invested at all times, since we believe attempting to "time" the market is also not a productive endeavor.

In closing, we thank you for your confidence in Pilgrim Baxter & Associates and in the PBHG Insurance Series Funds.

Sincerely,

/s/ John S. Force
------------------------
John S. Force
Portfolio Manager
PBHG Technology & Communications Portfolio

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

SCHEDULE OF INVESTMENTS
As of June 30, 1997 (Unaudited)

---------------------------------------------------------------------
                                                              Market
Description                                     Shares        Value
---------------------------------------------------------------------
COMMON STOCKS -- 76.6%
HEALTH -- 5.5%
CONTRACT RESEARCH -- 3.5%
Quintiles Transnational*                            100      $  6,962
---------------------------------------------------------------------
                                                                6,962
---------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 2.0%
Dura Pharmaceuticals*                               100         3,987
---------------------------------------------------------------------
                                                                3,987
---------------------------------------------------------------------
 TOTAL HEALTH (COST $10,643)                                   10,949
---------------------------------------------------------------------
SERVICE -- 13.8%
EMPLOYMENT SERVICES -- 1.2%
Accustaff*                                          100         2,369
---------------------------------------------------------------------
                                                                2,369
---------------------------------------------------------------------
PRINTING SERVICES/FORMS -- 2.1%
Consolidated Graphics*                              100         4,175
---------------------------------------------------------------------
                                                                4,175
---------------------------------------------------------------------
SYSTEMS INTEGRATORS -- 3.3%
Cambridge Technology Partners*                      200         6,400
---------------------------------------------------------------------
                                                                6,400
---------------------------------------------------------------------
TRANSACTION PROCESSING -- 7.2%
Ace Comm*                                           100         1,962
Concord EFS*                                        100         2,588
National Data                                       100         4,331
Saville Systems ADR*                                100         5,200
---------------------------------------------------------------------
                                                               14,081
---------------------------------------------------------------------
 TOTAL SERVICE (COST $19,271)                                  27,025
---------------------------------------------------------------------
TECHNOLOGY -- 57.3%
CABLES/FIBEROPTICS -- 1.5%
Cable Design Technologies*                          100         2,944
---------------------------------------------------------------------
                                                                2,944
---------------------------------------------------------------------
CLIENT/SERVER HELP DESK -- 1.1%
Scopus Technology*                                  100         2,238
---------------------------------------------------------------------
                                                                2,238
---------------------------------------------------------------------
DATA STORAGE -- 1.9%
Network Appliance*                                  100         3,800
---------------------------------------------------------------------
                                                                3,800
---------------------------------------------------------------------
DESIGN AUTOMATION SOFTWARE -- 8.0%
Cadence Design Systems*                             100         3,350
Parametric Technology*                              100         4,256
Stratasys*                                          100         1,612
Technomatix Technologies Limited*                   200         6,500
---------------------------------------------------------------------
                                                               15,718
---------------------------------------------------------------------
EMBEDDED SOFTWARE -- 0.7%
Peerless Systems*                                   100         1,375
---------------------------------------------------------------------
                                                                1,375
---------------------------------------------------------------------

---------------------------------------------------------------------
                                                              Market
Description                                     Shares        Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
GRAPHIC/IMAGE PROCESSING -- 4.8%
Electronics for Imaging*                            200      $  9,450
---------------------------------------------------------------------
                                                                9,450
---------------------------------------------------------------------
NETWORKING SECURITY -- 0.6%
Raptor Systems*                                     100         1,119
---------------------------------------------------------------------
                                                                1,119
---------------------------------------------------------------------
PC-PERIPHERALS MANUFACTURING -- 3.0%
Encad*                                              100         4,150
Trident International*                              100         1,800
---------------------------------------------------------------------
                                                                5,950
---------------------------------------------------------------------
PRECISION INSTRUMENTS -- 3.7%
LeCroy*                                             100         3,687
Remec*                                              150         3,525
---------------------------------------------------------------------
                                                                7,212
---------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 6.5%
Altera*                                             100         5,050
CP Clare                                            100         1,575
Microchip Technology*                               100         2,975
Vitesse Semiconductor*                              100         3,269
---------------------------------------------------------------------
                                                               12,869
---------------------------------------------------------------------
SEMI-CONDUCTOR PRODUCTION EQUIPMENT -- 1.9%
PRI Automation*                                     100         3,794
---------------------------------------------------------------------
                                                                3,794
---------------------------------------------------------------------
SOFTWARE-MANUFACTURING -- 1.9%
Aspen Technology*                                   100         3,763
---------------------------------------------------------------------
                                                                3,763
---------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 4.5%
Citrix Systems*                                     100         4,388
Documentum*                                         100         2,488
Iona Technologies ADR*                              100         1,975
---------------------------------------------------------------------
                                                                8,851
---------------------------------------------------------------------
SOFTWARE-DATABASE -- 1.6%
Cognos*                                             100         3,112
---------------------------------------------------------------------
                                                                3,112
---------------------------------------------------------------------
SOFTWARE-OTHER -- 2.1%
JDA Software Group*                                 100         3,413
Oshap Technologies Limited*                         100           738
---------------------------------------------------------------------
                                                                4,151
---------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 10.4%
ADC Telecommunications*                             100         3,337
Ciena*                                              100         4,713
P-COM*                                              100         3,300
Teledata Communication*                             100         3,437
Tellabs*                                            100         5,587
---------------------------------------------------------------------
                                                               20,374
---------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 3.1%
Nice Systems Limited*                               200         6,000
---------------------------------------------------------------------
                                                                6,000
---------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $117,029)                             112,720
---------------------------------------------------------------------
   Total Common Stocks
     (Cost $146,943)                                          150,694
---------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

---------------------------------------------------------------------
                                                Shares/Face   Market
Description                                     Amount        Value
---------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.0%
Lehman Brothers Inc.
 5.41% dated 06/30/97, matures 07/01/97,
   repurchase price $39,315 (collateralized by
   U.S. Treasury Note, par value $40,589,
   6.00%, 06/30/99: market value $41,782) (A)   $39,309      $ 39,309
---------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost $39,309)                                            39,309
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.6%
 (COST $186,252)                                              190,003
---------------------------------------------------------------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

ASSETS:
  Investments, at value (Cost $146,943).....................           $150,694
  Short-term investments, at value (Cost $39,309)...........             39,309
  Cash......................................................             11,396
  Receivable from Adviser...................................              6,143
  Accrued Income............................................                379
                                                                       --------
  Total assets..............................................            207,921
                                                                       --------
LIABILITIES:
  Payable for Investment securities purchased...............              3,433
  Accrued Expenses..........................................              7,760
                                                                       --------
  Total liabilities.........................................             11,193
                                                                       --------
NET ASSETS:
  Portfolio shares (authorized 500 million shares -- $0.001
    par value) based on 19,069 outstanding shares of common
    stock...................................................            191,245
  Accumulated undistributed net investment income...........                268
  Accumulated net realized gain on investments..............              1,464
  Net unrealized appreciation on investments................              3,751
                                                                       --------
  Total Net Assets..........................................           $196,728
                                                                       ========
  Net Asset Value, Offering Price and Redemption Price Per
    Share...................................................           $  10.32
                                                                       ========

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

STATEMENT OF OPERATIONS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT INCOME:
  Dividends.................................................            $   --
  Interest..................................................               455
                                                                        ------
    Total Investment Income.................................               455
                                                                        ------
EXPENSES:
  Investment Advisory Fees..................................               133
  Waiver of Investment Advisory Fees........................              (133)
  Reimbursement of Other Expenses by Adviser................            (6,143)
  Administrative Fees.......................................                23
  Custodian Fees............................................               590
  Professional Fees.........................................             1,214
  Transfer Agent Fees.......................................             3,333
  Printing Fees.............................................               221
  Directors' Fees...........................................               486
  Registration and Filing Fees..............................                17
  Amortization of Deferred Organizational Costs.............               334
  Pricing Fees..............................................               112
                                                                        ------
    Total Expenses..........................................               187
                                                                        ------
NET INVESTMENT INCOME.......................................            $  268
                                                                        ------
  Net Realized Gain from Security Transactions..............             1,464
  Net Change in Unrealized Appreciation on Investments......             3,751
                                                                        ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............             5,215
                                                                        ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $5,483
                                                                        ======

(1) The PBHG Technology & Communications Portfolio commenced operations on May 1, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

STATEMENT OF CHANGES IN NET ASSETS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT ACTIVITIES:
  Net Investment Income.....................................           $    268
  Net Realized Gain from Security Transactions..............              1,464
  Net Change in Unrealized Appreciation on Investments......              3,751
                                                                       --------
    Net Increase in Net Assets Resulting from Operations....              5,483
                                                                       --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income.....................................                 --
  Net Realized Gains........................................                 --
                                                                       --------
    Total Distributions.....................................                 --
                                                                       --------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued.............................................            199,447
  Shares Issued upon Reinvestment of Distributions..........                 --
  Shares Redeemed...........................................             (8,202)
                                                                       --------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................            191,245
                                                                       --------
    Total Increase in Net Assets............................            196,728
                                                                       --------
NET ASSETS:
  Beginning of Period.......................................                 --
                                                                       --------
  End of Period.............................................           $196,728
                                                                       ========
SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................             19,874
  Shares Issued upon Reinvestment of Distributions..........                 --
  Shares Redeemed...........................................               (805)
                                                                       --------
  Net Increase in Share Transactions........................             19,069
                                                                       ========

(1) The PBHG Technology & Communications Portfolio commenced operations on May 1, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

FINANCIAL HIGHLIGHTS
May 1, 1997 -- June 30, 1997 (Unaudited)
For a Share Outstanding Throughout the Period

                           Net                                                                        Net
                          Asset                   Realized and     Distributions   Distributions     Asset                 Net
                          Value        Net         Unrealized        from Net          from          Value               Assets
                        Beginning   Investment   Gains or Losses    Investment        Capital         End      Total       End
                        of Period     Income      on Securities       Income           Gains       of Period   Return   of Period
---------------------------------------------------------------------------------------------------------------------------------
1997(1)..............    $10.00       $ 0.01          $0.31               --          --            $10.32     3.20%    $196,728

                                                                            Ratio
                                                          Ratio            of Net
                                                       of Expenses      Income (Loss)
                                         Ratio         to Average        to Average
                          Ratio         of Net         Net Assets        Net Assets
                       of Expenses   Income (Loss)     (Excluding        (Excluding         Portfolio       Average
                       to Average     to Average       Waivers and       Waivers and        Turnover       Commission
                       Net Assets     Net Assets     Reimbursements)   Reimbursements)        Rate           Rate+
---------------------------------------------------------------------------------------------------------------------------------
1997(1)..............     1.20%*         1.72%*            41.45%*          (38.53)%*        47.06%         $0.0365

* Annualized.
 (1) The PBHG Technology & Communications Portfolio commenced operations on May 1, 1997. Total return has not been annualized.
     + Average Commission rate paid per share for security purchases and sales during the period.
     Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

NOTES TO FINANCIAL STATEMENTS
As of June 30, 1997 (Unaudited)

1.  ORGANIZATION

The PBHG Technology & Communications Portfolio is part of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of this Portfolio and five others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio") and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). As of June 30, 1997, the Small Cap Value, the Large Cap Value, and the Select 20 Portfolios had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Technology & Communications Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Technology & Communications Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Technology & Communications Portfolio to exceed 1.20%.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) The PBHG Funds, Inc. and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Technology & Communications Portfolio for the period from May 1, 1997 through June 30, 1997, amounted to $169,742 and $24,263, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Technology & Communications Portfolio amounted to $7,386 and $3,635, respectively.

The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 1997 was not materially different from amounts reported for financial reporting purposes.

5.  CONSENT OF SOLE SHAREHOLDER

On March 10, 1997, the sole shareholder of the Portfolios approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Newbold's Asset Management, Inc. as investment sub-adviser to the PBHG Small Cap Value and PBHG Large Cap Value Portfolios, PBHG Fund Services as administrator to the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

6.  LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. No Portfolio had an outstanding borrowing at June 30, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through June 30, 1997.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------


                      [This page intentionally left blank]

                                      PBHG
                                     FUNDS


                        PBHG Insurance Series Fund, Inc.

Investment Adviser:                          Distributor:
Pilgrim Baxter & Associates, Ltd.            SEI Investments Distribution Co.

                                      PBHG
                                     FUNDS

                             PBHG LARGE CAP GROWTH
                                   PORTFOLIO

                               ------------------

                              INVESTMENT ADVISER:
                                 PILGRIM BAXTER
                               & ASSOCIATES, LTD.

                                  DISTRIBUTOR:
                                SEI INVESTMENTS
                                DISTRIBUTION CO.

                               ------------------
                                      PBHG
                                   INSURANCE
                                     SERIES
                                     FUND,
                                      INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                      PBHG
                                      FUNDS


Dear Shareholder:

The PBHG Insurance Series Fund, Inc.--Large Cap Growth Portfolio ended an abbreviated first half on June 30, 1997. In its first two months of operation, the fund generated a total return of 7.80%, compared to the benchmark Russell 1000 Growth Index return of 11.51%. Performance in this initial period was somewhat constrained by the high proportion of cash in the portfolio, a consequence of being in a start-up mode when large (relative to a small base) daily cash inflows can create an "under-invested" portfolio. This was particularly true early in the month of May, when the market was rising rapidly. Generally speaking, however, the equity investments made during this period have performed quite well.

MARKET OVERVIEW

The broad equity market has continued to move to new highs, led by the large capitalization, stable growth companies that characterize the Dow Jones and Standard & Poor's 500 Indexes. During the second quarter of the year, their smaller capitalization growth brethren were finally able to keep pace for the first time in almost a year. Several elements that we've come to recognize as positives for our investment style were clearly present during the quarter. Economists grew increasingly confident as the quarter progressed that real growth would slow from the first quarter's torrid pace. And with reported rates of inflation still quite low and the Fed unwilling to follow up on its initial "pre-emptive" rate hike, the bond market enjoyed a significant rally. Equally as important, evidence continued to suggest that the relative valuation correction of growth stocks that began last summer had largely run its course, staying--at least for the moment--within the confines of historic statistical high/low ranges vis-a-vis the broad market. And finally, we should note that we've had no trouble maintaining the operating and financial characteristics of the underlying companies in our portfolios. At June 30th, the position-weighted latest twelve-month earnings growth on our invested assets was 42%, with a 23% return on equity. For the first time in a while, this was the right combination.

Supported by an economic environment that appears ideal for equity investors, the outlook seems promising. A slowing rate of growth is reducing pressure on inflation and interest rates, yet the economy appears able to produce real expansion at a pace fast enough to allow competitive and efficient companies to generate solid growth. As long as economic statistics continue pointing to this "ideal" scenario, the upward trend in equity prices should continue. We hasten to add, however, that with the broad market's valuation at or above historic norms, volatility is likely to be an increasingly pervasive characteristic on a day-to-day basis. Fortunately, as portfolio managers, we believe periods of volatility allow us to do some of our most opportunistic buying.

THE PILGRIM BAXTER DISCIPLINE

As part of our first semi-annual review, it seems worthwhile to review our investment philosophy. Our investment philosophy and methodology remain the same through both up and down cycles. We continue to seek out and invest in the highest quality, fastest growing companies we can find within the capitalization parameters established for the portfolio. As long-time managers following this style, we are pleased to report that we believe there is currently no shortage of very good companies, quality management, and strong ideas in which to invest.

PBHG INSURANCE SERIES FUND, INC.
-------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

We continue to find most of our investments in the technology, health care, consumer, and service sectors--those industries in which company and stock price performance have been most remarkable over the last several years. As a result, we often find our portfolios highly concentrated in particular sectors of the market at different times. We tend to hold significant positions in industries while their growth curves are the steepest--either due to technological improvement, an under-supply of new or key industry products, or perhaps consolidation among competitors. Our companies are most often characterized by rapid unit growth and by problem-solving capacity for their customers. This concentration can contribute to very favorable returns while the companies scale the growth curve, and there aren't enough shares to go around Wall Street. But the ride down may be equally steep, once investors get a hint that the growth may be slowing. Our disciplined investment process identifies and drives us toward those companies whose fortunes are meeting or exceeding operating expectations, and away from those whose business opportunities are flagging.

Our disciplined investment approach has always and will continue to strictly follow a "bottom-up" approach, i.e., focusing on individual companies--their fundamental business characteristics and the sustainability of their growth rates. We don't make market forecasts and don't use others' "big picture" forecasts to guide our investment process. Finally, we strive to be fully invested at all times, since we believe attempting to "time" the market is also not a productive endeavor.

In closing, we thank you for your confidence in Pilgrim Baxter & Associates and in the PBHG Insurance Series Fund.

Sincerely,


/s/ James D. McCall
-------------------------
James D. McCall, CFA
Portfolio Manager
PBHG Large Cap Growth Portfolio

PBHG INSURANCE SERIES FUND, INC.
---------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

SCHEDULE OF INVESTMENTS
As of June 30, 1997 (Unaudited)

---------------------------------------------------------------------
                                                               Market
Description                                     Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- 83.8%
CONSUMER -- 9.5%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.8%
Gillette                                            100      $  9,475
---------------------------------------------------------------------
                                                                9,475
---------------------------------------------------------------------
FUNERAL SERVICES -- 1.2%
Service Corp. International                         188         6,181
---------------------------------------------------------------------
                                                                6,181
---------------------------------------------------------------------
HOTELS/RESORTS -- 1.9%
HFS*                                                 63         3,654
Marriot Corp. International                         100         6,138
---------------------------------------------------------------------
                                                                9,792
---------------------------------------------------------------------
RETAIL-APPAREL -- 3.3%
Jones Apparel Group*                                200         9,550
Polo Ralph Lauren*                                  200         5,475
Tommy Hilfiger*                                      65         2,612
---------------------------------------------------------------------
                                                               17,637
---------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS -- 1.3%
Staples*                                            300         6,975
---------------------------------------------------------------------
                                                                6,975
---------------------------------------------------------------------
 TOTAL CONSUMER (COST $50,401)                                 50,060
---------------------------------------------------------------------
ENERGY -- 3.1%
CONTRACT DRILLING -- 3.1%
Sante Fe International*                             200         6,800
Transocean Offshore                                 130         9,441
---------------------------------------------------------------------
                                                               16,241
---------------------------------------------------------------------
 TOTAL ENERGY (COST $15,147)                                   16,241
---------------------------------------------------------------------
FINANCIAL -- 6.9%
BANKS -- 1.9%
Banc One                                            201         9,713
---------------------------------------------------------------------
                                                                9,713
---------------------------------------------------------------------
CONSUMER FINANCE -- 3.2%
Associates First Capital                            200        11,100
Money Store (The)                                   200         5,738
---------------------------------------------------------------------
                                                               16,838
---------------------------------------------------------------------
MORTGAGE RELATED -- 1.8%
MGIC Investment                                     200         9,588
---------------------------------------------------------------------
                                                                9,588
---------------------------------------------------------------------
 TOTAL FINANCIAL (COST $34,742)                                36,139
---------------------------------------------------------------------
HEALTH -- 12.5%
CONTRACT RESEARCH -- 1.3%
Quintiles Transnational*                            100         6,962
---------------------------------------------------------------------
                                                                6,962
---------------------------------------------------------------------



---------------------------------------------------------------------
                                                               Market
Description                                     Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
DRUGS/PHARMACEUTICALS -- 2.2%
Lilly (Eli) & Company                                50      $  5,466
Merck                                                28         2,898
Pfizer                                               28         3,346
---------------------------------------------------------------------
                                                               11,710
---------------------------------------------------------------------
HOSPITAL -- 1.6%
Health Management Associates, Cl A*                 300         8,550
---------------------------------------------------------------------
                                                                8,550
---------------------------------------------------------------------
INFORMATION SYSTEMS -- 1.3%
HBO & Company                                       100         6,887
---------------------------------------------------------------------
                                                                6,887
---------------------------------------------------------------------
MANAGED HEALTHCARE -- 1.4%
Oxford Health Plans*                                100         7,175
---------------------------------------------------------------------
                                                                7,175
---------------------------------------------------------------------
OUTPATIENT FACILITIES -- 1.6%
HealthSouth*                                        337         8,404
---------------------------------------------------------------------
                                                                8,404
---------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 1.8%
Omnicare                                            300         9,413
---------------------------------------------------------------------
                                                                9,413
---------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 1.3%
PhyCor*                                             200         6,887
---------------------------------------------------------------------
                                                                6,887
---------------------------------------------------------------------
 TOTAL HEALTH (COST $62,022)                                   65,988
---------------------------------------------------------------------
INDUSTRIAL -- 2.8%
AUTO-RELATED -- 1.4%
Harley-Davidson                                     150         7,191
---------------------------------------------------------------------
                                                                7,191
---------------------------------------------------------------------
MULTI-INDUSTRY -- 1.4%
Danaher                                             150         7,622
---------------------------------------------------------------------
                                                                7,622
---------------------------------------------------------------------
 TOTAL INDUSTRIAL (COST $14,434)                               14,813
---------------------------------------------------------------------
SERVICE -- 25.0%
COMMERCIAL SERVICES -- 3.3%
DST Systems*                                        256         8,528
Pittston Brinks Group                               300         9,000
---------------------------------------------------------------------
                                                               17,528
---------------------------------------------------------------------
COMMUNICATION SERVICES -- 1.7%
LCI International*                                  400         8,750
---------------------------------------------------------------------
                                                                8,750
---------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.7%
Apollo Group, Cl A*                                 250         8,813
---------------------------------------------------------------------
                                                                8,813
---------------------------------------------------------------------
ELECTRONIC COMMERCE -- 1.9%
Sterling Commerce*                                  300         9,863
---------------------------------------------------------------------
                                                                9,863
---------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.
---------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


---------------------------------------------------------------------
                                                               Market
Description                                     Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
EMPLOYMENT SERVICES -- 3.0%
Accustaff*                                          300      $  7,106
Manpower                                            200         8,900
---------------------------------------------------------------------
                                                               16,006
---------------------------------------------------------------------
ENVIRONMENTAL -- 2.7%
Thermo Electron*                                    166         5,644
USA Waste Services*                                 220         8,498
---------------------------------------------------------------------
                                                               14,142
---------------------------------------------------------------------
INFORMATION/TECHNOLOGY SERVICES -- 1.4%
Gartner Group, Cl A*                                199         7,152
---------------------------------------------------------------------
                                                                7,152
---------------------------------------------------------------------
RADIO/TELEVISION -- 0.9%
Clear Channel Communications*                        74         4,556
---------------------------------------------------------------------
                                                                4,556
---------------------------------------------------------------------
SYSTEM INTEGRATORS -- 4.9%
Cambridge Technology Partners*                      260         8,320
Computer Sciences*                                  100         7,213
Keane*                                              200        10,400
---------------------------------------------------------------------
                                                               25,933
---------------------------------------------------------------------
TRANSACTION PROCESSING -- 3.5%
First Data                                          217         9,534
FISERV*                                             200         8,925
---------------------------------------------------------------------
                                                               18,459
---------------------------------------------------------------------
 TOTAL SERVICE (COST $129,686)                                131,202
---------------------------------------------------------------------
TECHNOLOGY -- 24.0%
COMPUTER MANUFACTURING -- 2.2%
Dell Computer*                                      100        11,744
---------------------------------------------------------------------
                                                               11,744
---------------------------------------------------------------------
DATA STORAGE -- 1.5%
EMC*                                                200         7,800
---------------------------------------------------------------------
                                                                7,800
---------------------------------------------------------------------
DESIGN AUTOMATION SOFTWARE -- 1.2%
Synopsys*                                           170         6,248
---------------------------------------------------------------------
                                                                6,248
---------------------------------------------------------------------
NETWORKING HARDWARE -- 1.3%
Cisco Systems*                                      100         6,713
---------------------------------------------------------------------
                                                                6,713
---------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 6.6%
Altera*                                             200        10,100
Intel                                               100        14,181
Linear Technology                                   200        10,350
---------------------------------------------------------------------
                                                               34,631
---------------------------------------------------------------------


---------------------------------------------------------------------
                                              Shares/Face
                                                Amount        Market
Description                                     (000)         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONCLUDED
SEMI-CONDUCTOR PRODUCTION EQUIPMENT -- 1.3%
Applied Materials*                                  100      $  7,081
---------------------------------------------------------------------
                                                                7,081
---------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 1.0%
Peoplesoft*                                         100         5,275
---------------------------------------------------------------------
                                                                5,275
---------------------------------------------------------------------
SOFTWARE-DESKTOP -- 2.4%
Microsoft*                                          100        12,638
---------------------------------------------------------------------
                                                               12,638
---------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME -- 2.1%
BMC Software*                                       200        11,075
---------------------------------------------------------------------
                                                               11,075
---------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 4.4%
ADC Telecommunications*                             140         4,673
Lucent Technologies*                                100         7,206
Tellabs*                                            200        11,170
---------------------------------------------------------------------
                                                               23,049
---------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $124,931)                             126,254
---------------------------------------------------------------------
   Total Common Stocks
     (Cost $431,363)                                          440,697
---------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.1%
Lehman Brothers, Inc.
 5.41%, dated 06/30/97, matures 07/01/97,
   repurchase price $105,731 (collateralized
   by U.S. Treasury Note, par value $109,158,
   6.00%, 06/30/99: market value $112,365)(A)  $105,715       105,715
---------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost $105,715)                                          105,715
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 103.9%
 (COST $537,078)                                              546,412
---------------------------------------------------------------------

* Non-income producing security
(A) -- Tri-Party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
-------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

ASSETS:
  Investments at value (Cost $431,363)......................      $440,697
  Short-term Investments, at value (Cost $105,715)..........       105,715
  Cash......................................................        34,621
  Receivable from Adviser...................................        14,419
  Accrued Income............................................           703
                                                                  --------
  Total assets..............................................       596,155
                                                                  --------
LIABILITIES:
  Payable for Investment securities purchased...............        50,224
  Accrued Expenses..........................................        20,067
                                                                  --------
  Total liabilities.........................................        70,291
                                                                  --------
NET ASSETS:
  Portfolio shares (authorized 500 million shares - $0.001
    par value) based on 48,803 outstanding shares of common
    stock...................................................       510,440
  Accumulated undistributed net investment income...........           520
  Accumulated net realized gain on investments..............         5,570
  Net unrealized appreciation on investments................         9,334
                                                                  --------
  Total Net Assets..........................................      $525,864
                                                                  ========
  Net Asset Value, Offering Price and Redemption Price Per
    Share...................................................      $  10.78
                                                                  ========


The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
-------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


STATEMENT OF OPERATIONS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT INCOME:
  Dividends.................................................      $    49
  Interest..................................................          897
                                                                  -------
    Total Investment Income.................................          946
                                                                  -------
EXPENSES:
  Investment Advisory Fees..................................          290
  Waiver of Investment Advisory Fees........................         (290)
  Reimbursement of Other Expenses by Adviser................      (14,419)
  Administrative Fees.......................................           58
  Custodian Fees............................................          592
  Professional Fees.........................................        5,971
  Transfer Agent Fees.......................................        3,333
  Printing Fees.............................................        1,086
  Directors' Fees...........................................        2,875
  Registration and Filing Fees..............................           44
  Insurance and Other Fees..................................            2
  Amortization of Deferred Organizational Costs.............          335
  Pricing Fees..............................................          549
                                                                  -------
    Total Expenses..........................................          426
                                                                  -------
NET INVESTMENT INCOME.......................................          520
                                                                  -------
  Net Realized Gain from Security Transactions..............        5,570
  Net Change in Unrealized Appreciation on Investments......        9,334
                                                                  -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............       14,904
                                                                  -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............      $15,424
                                                                  =======

(1) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997.





The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
---------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


STATEMENT OF CHANGES IN NET ASSETS
May 1, 1997 -- June 30, 1997(1) (Unaudited)


INVESTMENT ACTIVITIES:
  Net Investment Income.....................................      $    520
  Net Realized Gain from Security Transactions..............         5,570
  Net Change in Unrealized Appreciation on Investments......         9,334
                                                                  --------
  Net Increase in Net Assets Resulting from Operations......        15,424
                                                                  --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income.....................................            --
  Net Realized Gains........................................            --
                                                                  --------
  Total Distributions.......................................            --
                                                                  --------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued.............................................       664,771
  Shares Issued upon Reinvestment of Distributions..........            --
  Shares Redeemed...........................................      (154,331)
                                                                  --------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................       510,440
                                                                  --------
    Total Increase in Net Assets............................       525,864
                                                                  --------
NET ASSETS:
  Beginning of Period.......................................            --
                                                                  --------
  End of Period.............................................      $525,864
                                                                  ========
SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................        64,062
  Shares Issued upon Reinvestment Distributions.............            --
  Shares Redeemed...........................................       (15,259)
                                                                  --------
  Net Increase in Share Transactions........................        48,803
                                                                  ========


(1) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
---------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


FINANCIAL HIGHLIGHTS
May 1, 1997 -- June 30, 1997 (Unaudited)
For a Share Outstanding Throughout the Period



                           Net                                                                        Net
                          Asset                   Realized and     Distributions   Distributions     Asset                 Net
                          Value        Net         Unrealized        from Net          from          Value               Assets
                        Beginning   Investment        Gain          Investment        Capital         End      Total       End
                        of Period     Income      on Securities       Income           Gains       of Period   Return   of Period
---------------------------------------------------------------------------------------------------------------------------------
1997(1)..............    $10.00       $ 0.01          $0.77               --          --            $10.78     7.80%    $525,864

                                                                       Ratio
                                                        Ratio         of Net
                                         Ratio       of Expenses   Income (Loss)
                          Ratio         of Net       to Average     to Average
                       of Expenses   Income (Loss)   Net Assets     Net Assets        Portfolio       Average
                       to Average     to Average     (Excluding     (Excluding        Turnover       Commission
                       Net Assets     Net Assets      Waivers)       Waivers)           Rate           Rate+
----------------------------------------------------------------------------------------------------------------
1997(1)..............     1.10%*         1.34%*         39.14%*      (36.69)%*         68.26%         $0.0560

* Annualized.

(1) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997. Total return has not been annualized.

+ Average Commission rate paid per share for security purchases and sales during the period. Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


NOTES TO FINANCIAL STATEMENTS
As of June 30, 1997 (Unaudited)

1.  ORGANIZATION

The PBHG Large Cap Growth Portfolio is part of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of this Portfolio and five others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). As of June 30, 1997, the Small Cap Value, the Large Cap Value, and the Select 20 Portfolios had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement
(the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Large Cap Growth Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Large Cap Growth Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual expenses (expressed

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Large Cap Growth Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) The PBHG Funds, Inc. and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Large Cap Growth Portfolio for the period from May 1, 1997 through June 30, 1997, amounted to $545,949 and $120,155, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Large Cap Growth Portfolio amounted to $15,453 and $6,119, respectively.

The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 1997 was not materially different from amounts reported for financial reporting purposes.

5.  CONSENT OF SOLE SHAREHOLDER

On March 10, 1997, the sole shareholder of the Portfolios approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Newbold's Asset Management, Inc. as investment sub-adviser to the PBHG Small Cap Value and PBHG Large Cap Value Portfolios, PBHG Fund Services as administrator of the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

6.  LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. No Portfolio had an outstanding borrowing at June 30, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through June 30, 1997.

                                [PBHG FUNDS LOGO]


                            PBHG Growth II Portfolio

                           -------------------------

                               INVESTMENT ADVISER:
                                 PILGRAM BAXTER
                               & ASSOCIATES, LTD.

                                  DISTRIBUTOR:
                                 SEI INVESTMENTS
                                DISTRIBUTION CO.

                           -------------------------




PBHG

Insurance

Series

Fund,

Inc.




                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                [PBHG FUNDS LOGO]

                            PBHG GROWTH II PORTFOLIO

Dear Shareholder:

The PBHG Insurance Series Fund, Inc.--Growth II Portfolio ended an abbreviated first half on June 30, 1997. In its first two months of operation, the fund generated a total return of 4.50%, compared with the benchmark Russell Mid-Cap Growth Index return of 11.97%. Performance in this initial period was somewhat constrained by the high proportion of cash in the portfolio, a consequence of being in a start-up mode when large (relative to a small base) daily cash inflows can create an "under-invested" portfolio. This was particularly true early in the month of May, when the market was rising rapidly. Generally speaking, however, the equity investments made during this period have performed quite well.

MARKET OVERVIEW

The broad equity market has continued to move to new highs, led by the large capitalization, stable growth companies that characterize the Dow Jones and Standard & Poor's 500 Indexes. During the second quarter of the year, their smaller capitalization growth brethren were finally able to keep pace for the first time in almost a year. Several elements that we've come to recognize as positives for our investment style were clearly present during the quarter. Economists grew increasingly confident as the quarter progressed that real growth would slow from the first quarter's torrid pace. And with reported rates of inflation still quite low and the Fed unwilling to follow up on its initial "pre-emptive" rate hike, the bond market enjoyed a significant rally. Equally as important, evidence continued to suggest that the relative valuation correction of smaller company growth stocks that began last summer had largely run its course, staying--at least for the moment--within the confines of historic statistical high/low ranges vis-a-vis the broad market. And finally, we should note that we've had no trouble maintaining the operating and financial characteristics of the underlying companies in our portfolios. At June 30th, the position-weighted latest twelve-month earnings growth on our invested assets was 57%, with a 21% return on equity. For the first time in a while, this was the right combination.

Supported by an economic environment that appears ideal for equity investors, the outlook seems promising. A slowing rate of growth is reducing pressure on inflation and interest rates, yet the economy appears able to produce real expansion at a pace fast enough to allow competitive and efficient companies to generate solid growth. As long as economic statistics continue pointing to this "ideal" scenario, the upward trend in equity prices should continue. We hasten to add, however, that with the broad market's valuation at or above historic norms, volatility is likely to be an increasingly pervasive characteristic on a day-to-day basis. Fortunately, as portfolio managers, we believe periods of volatility allow us to do some of our most opportunistic buying.

THE PILGRIM BAXTER DISCIPLINE

As part of our first semi-annual review, it seems worthwhile to review our investment philosophy. Our investment philosophy and methodology remain the same through both up and down cycles. We continue to seek out and invest in the highest quality, fastest growing companies we can find within the capitalization parameters established for the portfolio. As long-time managers following this style, we are pleased to report that we believe there is currently no shortage of very good companies, quality management, and strong ideas in which to invest.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

We continue to find most of our investments in the technology, health care, consumer, and service sectors--those industries in which company and stock price performance have been most remarkable over the last several years. As a result, we often find our portfolios highly concentrated in particular sectors of the market at different times. We tend to hold significant positions in industries while their growth curves are the steepest--either due to technological improvement, an under-supply of new or key industry products, or perhaps consolidation among competitors. Our companies are most often characterized by rapid unit growth and by problem-solving capacity for their customers. This concentration can contribute to very favorable returns while the companies scale the growth curve, and there aren't enough shares to go around Wall Street. But the ride down may be equally steep, once investors get a hint that the growth may be slowing. Our disciplined investment process identifies and drives us toward those companies whose fortunes are meeting or exceeding operating expectations, and away from those whose business opportunities are flagging.

Our disciplined investment approach has always and will continue to strictly follow a "bottom-up" approach, i.e., focusing on individual companies--their fundamental business characteristics and the sustainability of their growth rates. We don't make market forecasts and don't use others' "big picture" forecasts to guide our investment process. Finally, we strive to be fully invested at all times, since we believe attempting to "time" the market is also not a productive endeavor.

In closing, we thank you for your confidence in Pilgrim Baxter & Associates and in the PBHG Insurance Series Fund.

Sincerely,

  /s/ Bruce J. Muzina                                   /s/ Gary L. Pilgrim
  ------------------------                              ----------------------
  Bruce J. Muzina                                       Gary L. Pilgrim
  Portfolio Manager                                     Portfolio Manager
  PBHG Growth II Portfolio                              PBHG Growth II Portfolio

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

STATEMENT OF NET ASSETS
As of June 30, 1997 (Unaudited)

---------------------------------------------------------------------
                                                             Market
Description                                   Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- 87.6%
CONSUMER -- 16.4%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.2%
Blyth Industries*                                 495      $   16,706
---------------------------------------------------------------------
                                                               16,706
---------------------------------------------------------------------
HOTELS/RESORTS -- 0.5%
Capstar Hotel*                                    200           6,400
---------------------------------------------------------------------
                                                                6,400
---------------------------------------------------------------------
LEISURE/RECREATIONAL -- 0.9%
Callaway Golf                                     369          13,100
---------------------------------------------------------------------
                                                               13,100
---------------------------------------------------------------------
RESTAURANTS -- 0.6%
Landry's Seafood Restaurants*                     330           7,590
---------------------------------------------------------------------
                                                                7,590
---------------------------------------------------------------------
RETAIL-APPAREL -- 3.8%
Jones Apparel Group*                              305          14,564
Nautica Enterprises*                              632          16,708
Polo Ralph Lauren*                                110           3,011
Tommy Hilfiger*                                   467          18,768
---------------------------------------------------------------------
                                                               53,051
---------------------------------------------------------------------
RETAIL-CATALOG -- 1.1%
CDW Computer Centers*                             290          15,388
---------------------------------------------------------------------
                                                               15,388
---------------------------------------------------------------------
RETAIL-DISCOUNT STORES -- 1.2%
Dollar Tree Stores*                               330          16,624
---------------------------------------------------------------------
                                                               16,624
---------------------------------------------------------------------
RETAIL-HOME FURNISHING -- 2.2%
Bed Bath and Beyond*                              995          30,223
---------------------------------------------------------------------
                                                               30,223
---------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS -- 1.6%
Staples*                                          981          22,808
---------------------------------------------------------------------
                                                               22,808
---------------------------------------------------------------------
RETAIL-SPECIALTY -- 3.3%
Borders Group*                                    300           7,238
General Nutrition Companies*                      520          14,560
Just for Feet*                                    572           9,974
Tiffany & Company                                 320          14,780
---------------------------------------------------------------------
                                                               46,552
---------------------------------------------------------------------
 TOTAL CONSUMER (COST $219,858)                               228,442
---------------------------------------------------------------------
ENERGY -- 3.5%
CONTRACT DRILLING -- 1.6%
Global Marine*                                    759          17,647
Santa Fe International*                           130           4,420
---------------------------------------------------------------------
                                                               22,067
---------------------------------------------------------------------
EXPLORATION & PRODUCTION -- 0.6%
Chesapeake Energy                                 908           8,910
---------------------------------------------------------------------
                                                                8,910
---------------------------------------------------------------------

---------------------------------------------------------------------
                                                             Market
Description                                   Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
SERVICE/EQUIPMENT -- 1.3%
BJ Services*                                      100      $    5,362
Tidewater                                         293          12,892
---------------------------------------------------------------------
                                                               18,254
---------------------------------------------------------------------
 TOTAL ENERGY (COST $53,741)                                   49,231
---------------------------------------------------------------------
FINANCIAL -- 1.7%
CONSUMER FINANCE -- 1.7%
Money Store (The)                                 818          23,466
---------------------------------------------------------------------
                                                               23,466
---------------------------------------------------------------------
 TOTAL FINANCIAL (COST $21,326)                                23,466
---------------------------------------------------------------------
HEALTH -- 14.8%
CONTRACT RESEARCH -- 1.8%
Quintiles Transnational*                          367          25,552
---------------------------------------------------------------------
                                                               25,552
---------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 1.6%
Dura Pharmaceuticals*                             200           7,975
Jones Medical Industries                          300          14,250
---------------------------------------------------------------------
                                                               22,225
---------------------------------------------------------------------
INFORMATION SYSTEMS -- 2.9%
HBO & Company                                     585          40,292
---------------------------------------------------------------------
                                                               40,292
---------------------------------------------------------------------
MANAGED HEALTH CARE -- 2.8%
Oxford Health Plans*                              541          38,817
---------------------------------------------------------------------
                                                               38,817
---------------------------------------------------------------------
OUTPATIENT FACILITIES -- 3.2%
HealthSouth*                                    1,225          30,549
Total Renal Care Holdings*                        353          14,186
---------------------------------------------------------------------
                                                               44,735
---------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 2.5%
PhyCor*                                         1,009          34,747
---------------------------------------------------------------------
                                                               34,747
---------------------------------------------------------------------
 TOTAL HEALTH (COST $195,255)                                 206,368
---------------------------------------------------------------------
INDUSTRIAL -- 2.1%
AUTO-RELATED -- 1.1%
Harley-Davidson                                   310          14,861
---------------------------------------------------------------------
                                                               14,861
---------------------------------------------------------------------
PLASTIC/CARBON -- 1.0%
Zoltek Companies*                                 383          14,650
---------------------------------------------------------------------
                                                               14,650
---------------------------------------------------------------------
 TOTAL INDUSTRIAL (COST $26,481)                               29,511
---------------------------------------------------------------------
SERVICE -- 18.6%
CORRECTIONAL SERVICES -- 2.9%
Corrections Corp. of America*                   1,009          40,108
---------------------------------------------------------------------
                                                               40,108
---------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.4%
Apollo Group, Cl A*                               583          20,551
---------------------------------------------------------------------
                                                               20,551
---------------------------------------------------------------------
EMPLOYMENT SERVICES -- 1.1%
Accustaff*                                        645          15,278
---------------------------------------------------------------------
                                                               15,278
---------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

---------------------------------------------------------------------
                                                             Market
Description                                   Shares         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
ENVIRONMENTAL -- 4.5%
Allied Waste Industries*                          500      $    8,688
United Waste Systems*                             376          15,416
US Filter*                                        440          11,990
USA Waste Services*                               685          26,458
---------------------------------------------------------------------
                                                               62,552
---------------------------------------------------------------------
INFORMATION/COMPUTER SERVICES -- 2.3%
Gartner Group, Cl A*                              895          32,164
---------------------------------------------------------------------
                                                               32,164
---------------------------------------------------------------------
RADIO/TELEVISION -- 3.1%
Clear Channel Communications*                     588          36,199
Jacor Communications*                             181           6,923
---------------------------------------------------------------------
                                                               43,122
---------------------------------------------------------------------
TELEMARKETING -- 1.0%
TeleTech Holdings*                                558          14,543
---------------------------------------------------------------------
                                                               14,543
---------------------------------------------------------------------
TRANSACTION PROCESSING -- 2.3%
Paychex                                           834          31,692
---------------------------------------------------------------------
                                                               31,692
---------------------------------------------------------------------
  TOTAL SERVICE (COST $249,487)                               260,010
---------------------------------------------------------------------
TECHNOLOGY -- 30.5%
CONTRACT MANUFACTURING -- 1.3%
Solectron*                                        255          17,850
---------------------------------------------------------------------
                                                               17,850
---------------------------------------------------------------------
DATA STORAGE -- 0.4%
Western Digital*                                  200           6,325
---------------------------------------------------------------------
                                                                6,325
---------------------------------------------------------------------
EMBEDDED SOFTWARE -- 1.3%
Wind River Systems*                               460          17,595
---------------------------------------------------------------------
                                                               17,595
---------------------------------------------------------------------
GRAPHIC/IMAGE PROCESSING -- 2.7%
Electronics for Imaging*                          790          37,327
---------------------------------------------------------------------
                                                               37,327
---------------------------------------------------------------------
NETWORKING SECURITY -- 1.5%
Security Dynamics Technologies*                   570          21,019
---------------------------------------------------------------------
                                                               21,019
---------------------------------------------------------------------
NETWORKING SOFTWARE -- 2.6%
McAfee Associates*                                571          36,044
---------------------------------------------------------------------
                                                               36,044
---------------------------------------------------------------------
PC-PERIPHERALS MANUFACTURING -- 1.5%
Adaptec*                                          599          20,815
---------------------------------------------------------------------
                                                               20,815
---------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 5.7%
Altera*                                           541          27,320
Lattice Semiconductor*                            170           9,605
Linear Technology                                 400          20,700
Microchip Technology*                             228           6,783
Vitesse Semiconductor*                            470          15,363
---------------------------------------------------------------------
                                                               79,771
---------------------------------------------------------------------

---------------------------------------------------------------------
                                             Shares/Face     Market
Description                                   Amount         Value
---------------------------------------------------------------------
COMMON STOCKS -- CONCLUDED
SEMI-CONDUCTOR TESTING EQUIPMENT -- 0.5%
Uniphase*                                         120      $    6,990
---------------------------------------------------------------------
                                                                6,990
---------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 3.9%
HNC Software*                                     411          15,670
Peoplesoft*                                       747          39,404
---------------------------------------------------------------------
                                                               55,074
---------------------------------------------------------------------
SOFTWARE-INTERNET -- 1.2%
America Online*                                   290          16,131
---------------------------------------------------------------------
                                                               16,131
---------------------------------------------------------------------
SOFTWARE-OTHER -- 1.0%
Viasoft*                                          275          13,956
---------------------------------------------------------------------
                                                               13,956
---------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME -- 1.5%
BMC Software*                                     380          21,043
---------------------------------------------------------------------
                                                               21,043
---------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 5.4%
ADC Telecommunications*                           934          31,172
Advanced Fibre Communication*                     120           7,245
Tellabs*                                          661          36,934
---------------------------------------------------------------------
                                                               75,351
---------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $416,347)                             425,291
---------------------------------------------------------------------
   Total Common Stocks
     (Cost $1,182,495)                                      1,222,319
---------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 13.1%
Lehman Brothers Inc.
 5.41%, dated 06/30/97, matures 07/01/97,
   repurchase price $182,890
   (collateralized by U.S. Treasury Note,
   par value $188,818, 6.00%, 06/30/99:
   market value $194,365) (A)                $182,863         182,863
---------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost $182,863)                                          182,863
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7%
 (COST $1,365,358)                                          1,405,182
---------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)                    (9,115)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (authorized 500 million
 shares -- $0.001 par value) based on
 133,591 outstanding shares of common stock                 1,356,514
Accumulated undistributed net investment
 income                                                           811
Accumulated net realized loss on
 investments                                                   (1,082)
Net unrealized appreciation on investments                     39,824
---------------------------------------------------------------------
TOTAL NET ASSETS -- 100%                                   $1,396,067
---------------------------------------------------------------------
---------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                               $10.45
---------------------------------------------------------------------
---------------------------------------------------------------------

* Non-income producing security
  (A) -- Tri-party repurchase agreement
  Cl  -- Class

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

STATEMENT OF OPERATIONS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT INCOME:
  Dividends.................................................    $    75
  Interest..................................................      1,884
                                                                -------
    Total Investment Income.................................      1,959
                                                                -------
EXPENSES:
  Investment Advisory Fees..................................        813
  Waiver of Investment Advisory Fees........................       (813)
  Reimbursement of Other Expenses by Adviser................    (16,307)
  Administrative Fees.......................................        143
  Custodian Fees............................................        593
  Professional Fees.........................................      7,727
  Transfer Agent Fees.......................................      3,333
  Printing Fees.............................................      1,405
  Directors' Fees...........................................      3,091
  Registration and Filing Fees..............................        118
  Amortization of Deferred Organizational Costs.............        334
  Pricing Fees..............................................        711
                                                                -------
    Total Expenses..........................................      1,148
                                                                -------
  NET INVESTMENT INCOME.....................................        811
                                                                -------
  Net Realized Loss from Security Transactions..............     (1,082)
  Net Change in Unrealized Appreciation on Investments......     39,824
                                                                -------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........     38,742
                                                                -------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........    $39,553
                                                                =======

(1) The PBHG Growth II Portfolio commenced operations on May 1, 1997.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

STATEMENT OF CHANGES IN NET ASSETS
May 1, 1997 -- June 30, 1997(1) (Unaudited)

INVESTMENT ACTIVITIES:
  Net Investment Income.....................................   $      811
  Net Realized Loss from Security Transactions..............       (1,082)
  Net Change in Unrealized Appreciation on Investments......       39,824
                                                               ----------
  Net Increase in Net Assets Resulting from Operations......       39,553
                                                               ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income.....................................           --
  Net Realized Gains........................................           --
                                                               ----------
  Total Distributions.......................................           --
                                                               ----------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued.............................................    1,495,499
  Shares Issued upon Reinvestment of Distributions..........           --
  Shares Redeemed...........................................     (138,985)
                                                               ----------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................    1,356,514
                                                               ----------
    Total Increase in Net Assets............................    1,396,067
                                                               ----------
NET ASSETS:
  Beginning of Period.......................................           --
                                                               ----------
  End of Period.............................................   $1,396,067
                                                               ==========
SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................      147,050
  Shares Issued upon Reinvestment of Distributions..........           --
  Shares Redeemed...........................................      (13,459)
                                                               ----------
  Net Increase in Share Transactions........................      133,591
                                                               ==========

(1) The PBHG Growth II Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

FINANCIAL HIGHLIGHTS
May 1, 1997 -- June 30, 1997 (Unaudited)
For a Share Outstanding Throughout the Period

                           Net                     Realized                                         Net
                          Asset                       and        Distributions   Distributions     Asset                 Net
                          Value        Net        Unrealized       from Net          from          Value                Assets
                        Beginning   Investment       Gains        Investment        Capital         End      Total       End
                        of Period     Income     on Securities      Income           Gains       of Period   Return   of Period
--------------------------------------------------------------------------------------------------------------------------------
1997(1)                  $10.00       $0.01          $0.44            --           --             $10.45     4.50%    $1,396,067








                                                                            Ratio
                                                          Ratio            of Net
                                                       of Expenses      Income (Loss)
                                         Ratio         to Average        to Average
                          Ratio         of Net         Net Assets        Net Assets
                       of Expenses   Income (Loss)     (Excluding        (Excluding         Portfolio    Average
                       to Average     to Average       Waivers and       Waivers and        Turnover    Commission
                       Net Assets     Net Assets     Reimbursements)   Reimbursements)        Rate        Rate+
--------------------------------------------------------------------------------------------------------------------------------
1997(1)                   1.20%*         0.85%*           19.10%*            (17.05)%*        9.16%      $0.0411

 *  Annualized.
(1) The PBHG Growth II Portfolio commenced operations on May 1, 1997. Total return has not been annualized.
 + Average Commission rate paid per share for security purchases and sales during the period.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio

NOTES TO FINANCIAL STATEMENTS
As of June 30, 1997 (Unaudited)

1. ORGANIZATION

The PBHG Growth II Portfolio is part of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of this Portfolio and five others: the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). As of June 30, 1997, the Small Cap Value, the Large Cap Value, and the Select 20 Portfolios had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth II Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Growth II Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual expenses (expressed as a percentage of the

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Growth II Portfolio


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Growth II Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc., and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Growth II Portfolio for the period from May 1, 1997 through June 30, 1997, amounted to $1,231,942 and $48,365, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Growth II Portfolio amounted to $59,637 and $19,813, respectively.

The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 1997 was not materially different from amounts reported for financial reporting purposes.

5. CONSENT OF SOLE SHAREHOLDER

On March 10, 1997, the sole shareholder of the Portfolios approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Newbold's Asset Management, Inc. as investment sub-adviser to the Small Cap Value and Large Cap Value Portfolios, PBHG Fund Services as administrator to the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

6. LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. No Portfolio had an outstanding borrowing at June 30, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through June 30, 1997.

                                      PBHG
                                      FUNDS

                                PBHG TECHNOLOGY &
                            COMMUNICATIONS PORTFOLIO

                               ------------------

                              INVESTMENT ADVISER:
                                 PILGRIM BAXTER
                               & ASSOCIATES, LTD.

                                  DISTRIBUTOR:
                                SEI INVESTMENTS
                                DISTRIBUTION CO.

                               ------------------
                                      PBHG
                                   INSURANCE
                                     SERIES
                                     FUND,
                                      INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                      PBHG
                                      FUNDS

                                PBHG TECHNOLOGY &
                            COMMUNICATIONS PORTFOLIO

Dear Shareholder:

The PBHG Insurance Series Fund, Inc. -- Technology & Communications Portfolio ended an abbreviated first half on June 30, 1997. In its first two months of operation, the fund generated a total return of 3.2%, compared with the benchmark Pacific Stock Exchange High Technology Index return of 12.8%. Performance in this initial period was somewhat constrained by the high proportion of cash in the portfolio, a consequence of being in a start-up mode when large (relative to a small base) daily cash inflows can create an "under-invested" portfolio. This was particularly true early in the month of May, when the market was rising rapidly. Generally speaking, however, the equity investments made during this period have performed quite well.

MARKET OVERVIEW

The technology sector rebounded sharply in May after spending much of the last twelve months under significant pressure, along with much of the growth segment of the market. Investors seemed to regain their confidence in the technology sector in late April and to realize that many of these companies still have significant room for growth. Of the 207 technology concerns in the Pilgrim Baxter Universe that had posted quarterly results by mid-June, the average earnings outperformance was more than 10%. Market attention has also been refocused on technology stocks by reports that telecommunications and computer infrastructure spending is expected to increase in 1997.

The broad equity market has continued to move to new highs, led by the large capitalization, stable growth companies that characterize the Dow Jones and Standard & Poor's 500 Indexes. During the second quarter of the year, their smaller capitalization growth brethren were finally able to keep pace for the first time in almost a year. Several elements we've come to recognize as positives for our investment style were clearly present during the quarter. Economists grew increasingly confident as the quarter progressed that real growth would slow from the first quarter's torrid pace. And with reported rates of inflation still quite low and the Fed unwilling to follow its initial "preemptive" rate hike, the bond market enjoyed a significant rally. Equally as important, evidence continued to suggest that the relative valuation correction of smaller company growth stocks that began last summer had largely run its course, staying -- at least for the moment -- within the confines of historic statistical high/low ranges vis-a-vis the broad market. And finally, we should note that we've had no trouble maintaining the operating and financial characteristics of the underlying companies in our portfolios. At June 30th, the position-weighted latest twelve-month earnings-growth on our invested assets was 68%, with a 20% return on equity. For the first time in a while, this was the right combination.

Supported by an economic environment that appears ideal for equity investors, the outlook seems promising. A slowing rate of growth is reducing pressure on inflation and interest rates, yet the economy appears able to produce real expansion at a pace fast enough to allow competitive and efficient companies to generate solid growth. As long as economic statistics continue pointing to this "ideal" scenario, the upward trend in equity prices should continue. We hasten to add, however, that with the broad market's valuation at or above historic norms, volatility is likely to be an increasingly pervasive characteristic on a day-to-day basis. Fortunately, as portfolio managers, we believe periods of volatility allow us to do some of our most opportunistic buying.

PBHG INSURANCE SERIES FUND, INC.
-------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

THE PILGRIM BAXTER DISCIPLINE

As part of our first semi-annual review, it seems worthwhile to review our investment philosophy. Our investment philosophy and methodology remain the same through both up and down cycles. We continue to seek out and invest in the highest quality, fastest growing companies we can find within the capitalization parameters established for the portfolio. As long-time managers following this style, we are pleased to report that we believe there is currently no shortage of very good companies, quality management, and strong ideas in which to invest.

The Technology & Communications Portfolio invests at least 65% of its assets in companies that rely extensively on technology or communications in their product development or operations, or those benefiting sharply from technological advancements. We tend to hold significant positions in industries while their growth curves are the steepest--either due to technological improvement, an under-supply of new or key industry products, or perhaps consolidation among competitors. Our companies are most often characterized by rapid unit growth and by problem-solving capacity for their customers. This concentration can contribute to very favorable returns while the companies scale the growth curve, and there aren't enough shares to go around Wall Street. But the ride down may be equally steep, once investors get a hint that the growth may be slowing. Our disciplined investment process identifies and drives us toward those companies whose fortunes are meeting or exceeding operating expectations, and away from those whose business opportunities are flagging.

Our disciplined investment approach has always and will continue to strictly follow a "bottom-up" approach, i.e., focusing on individual companies -- their fundamental business characteristics and the sustainability of their growth rates. We don't make market forecasts and don't use others' "big picture" forecasts to guide our investment process, as we believe this would not be the most productive use of our time. Finally, we strive to be fully invested at all times, since we believe attempting to "time" the market is also not a productive endeavor.

In closing, we thank you for your confidence in Pilgrim Baxter & Associates and in the PBHG Insurance Series Funds.

Sincerely,

/s/ John S. Force
------------------------
John S. Force
Portfolio Manager
PBHG Technology & Communications Portfolio

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

SCHEDULE OF INVESTMENTS
As of June 30, 1997 (Unaudited)


---------------------------------------------------------------------
                                                             Market
Description                                     Shares        Value
---------------------------------------------------------------------
COMMON STOCKS -- 76.6%
HEALTH -- 5.5%
CONTRACT RESEARCH -- 3.5%
Quintiles Transnational*                            100      $  6,962
---------------------------------------------------------------------
                                                                6,962
---------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 2.0%
Dura Pharmaceuticals*                               100         3,987
---------------------------------------------------------------------
                                                                3,987
---------------------------------------------------------------------
 TOTAL HEALTH (COST $10,643)                                   10,949
---------------------------------------------------------------------
SERVICE -- 13.8%
EMPLOYMENT SERVICES -- 1.2%
Accustaff*                                          100         2,369
---------------------------------------------------------------------
                                                                2,369
---------------------------------------------------------------------
PRINTING SERVICES/FORMS -- 2.1%
Consolidated Graphics*                              100         4,175
---------------------------------------------------------------------
                                                                4,175
---------------------------------------------------------------------
SYSTEMS INTEGRATORS -- 3.3%
Cambridge Technology Partners*                      200         6,400
---------------------------------------------------------------------
                                                                6,400
---------------------------------------------------------------------
TRANSACTION PROCESSING -- 7.2%
Ace Comm*                                           100         1,962
Concord EFS*                                        100         2,588
National Data                                       100         4,331
Saville Systems ADR*                                100         5,200
---------------------------------------------------------------------
                                                               14,081
---------------------------------------------------------------------
 TOTAL SERVICE (COST $19,271)                                  27,025
---------------------------------------------------------------------
TECHNOLOGY -- 57.3%
CABLES/FIBEROPTICS -- 1.5%
Cable Design Technologies*                          100         2,944
---------------------------------------------------------------------
                                                                2,944
---------------------------------------------------------------------
CLIENT/SERVER HELP DESK -- 1.1%
Scopus Technology*                                  100         2,238
---------------------------------------------------------------------
                                                                2,238
---------------------------------------------------------------------
DATA STORAGE -- 1.9%
Network Appliance*                                  100         3,800
---------------------------------------------------------------------
                                                                3,800
---------------------------------------------------------------------
DESIGN AUTOMATION SOFTWARE -- 8.0%
Cadence Design Systems*                             100         3,350
Parametric Technology*                              100         4,256
Stratasys*                                          100         1,612
Technomatix Technologies Limited*                   200         6,500
---------------------------------------------------------------------
                                                               15,718
---------------------------------------------------------------------
EMBEDDED SOFTWARE -- 0.7%
Peerless Systems*                                   100         1,375
---------------------------------------------------------------------
                                                                1,375
---------------------------------------------------------------------


---------------------------------------------------------------------




---------------------------------------------------------------------
                                                             Market
Description                                     Shares        Value
---------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
GRAPHIC/IMAGE PROCESSING -- 4.8%
Electronics for Imaging*                            200      $  9,450
---------------------------------------------------------------------
                                                                9,450
---------------------------------------------------------------------
NETWORKING SECURITY -- 0.6%
Raptor Systems*                                     100         1,119
---------------------------------------------------------------------
                                                                1,119
---------------------------------------------------------------------
PC-PERIPHERALS MANUFACTURING -- 3.0%
Encad*                                              100         4,150
Trident International*                              100         1,800
---------------------------------------------------------------------
                                                                5,950
---------------------------------------------------------------------
PRECISION INSTRUMENTS -- 3.7%
LeCroy*                                             100         3,687
Remec*                                              150         3,525
---------------------------------------------------------------------
                                                                7,212
---------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 6.5%
Altera*                                             100         5,050
CP Clare                                            100         1,575
Microchip Technology*                               100         2,975
Vitesse Semiconductor*                              100         3,269
---------------------------------------------------------------------
                                                               12,869
---------------------------------------------------------------------
SEMI-CONDUCTOR PRODUCTION EQUIPMENT -- 1.9%
PRI Automation*                                     100         3,794
---------------------------------------------------------------------
                                                                3,794
---------------------------------------------------------------------
SOFTWARE-MANUFACTURING -- 1.9%
Aspen Technology*                                   100         3,763
---------------------------------------------------------------------
                                                                3,763
---------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 4.5%
Citrix Systems*                                     100         4,388
Documentum*                                         100         2,488
Iona Technologies ADR*                              100         1,975
---------------------------------------------------------------------
                                                                8,851
---------------------------------------------------------------------
SOFTWARE-DATABASE -- 1.6%
Cognos*                                             100         3,112
---------------------------------------------------------------------
                                                                3,112
---------------------------------------------------------------------
SOFTWARE-OTHER -- 2.1%
JDA Software Group*                                 100         3,413
Oshap Technologies Limited*                         100           738
---------------------------------------------------------------------
                                                                4,151
---------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 10.4%
ADC Telecommunications*                             100         3,337
Ciena*                                              100         4,713
P-COM*                                              100         3,300
Teledata Communication*                             100         3,437
Tellabs*                                            100         5,587
---------------------------------------------------------------------
                                                               20,374
---------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 3.1%
Nice Systems Limited*                               200         6,000
---------------------------------------------------------------------
                                                                6,000
---------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $117,029)                             112,720
---------------------------------------------------------------------
   Total Common Stocks
     (Cost $146,943)                                          150,694
---------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

---------------------------------------------------------------------
                                              Shares/Face    Market
Description                                     Amount        Value
---------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.0%
 Lehman Brothers Inc.
 5.41% dated 06/30/97, matures 07/01/97,
   repurchase price $39,315 (collateralized by
   U.S. Treasury Note, par value $40,589,
   6.00%, 06/30/99: market value $41,782) (A)   $39,309      $ 39,309
---------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost $39,309)                                            39,309
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.6%
 (COST $186,252)                                              190,003
---------------------------------------------------------------------



* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt



The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

STATEMENT OF ASSETS AND LIABILTIES
June 30, 1997(Unaudited)


ASSETS:
  Investments, at value (Cost $146,943).....................           $150,694
  Short-term investments, at value (Cost $39,309)...........             39,309
  Cash......................................................             11,396
  Receivable from Adviser...................................              6,143
  Accrued Income............................................                379
                                                                       --------
  Total assets..............................................            207,921
                                                                       --------
LIABILITIES:
  Payable for Investment securities purchased...............              3,433
  Accrued Expenses..........................................              7,760
                                                                       --------
  Total liabilities.........................................             11,193
                                                                       --------
NET ASSETS:
  Portfolio shares (authorized 500 million shares --
    $0.001 par value) based on 19,069 outstanding
    shares of common stock..................................            191,245
  Accumulated undistributed net investment income...........                268
  Accumulated net realized gain on investments..............              1,464
  Net unrealized appreciation on investments................              3,751
                                                                       --------
  Total Net Assets..........................................           $196,728
                                                                       ========
  Net Asset Value, Offering Price and Redemption Price Per
    Share...................................................           $  10.32
                                                                       ========



The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

STATEMENT OF OPERATIONS
May 1, 1997 -- June 30, 1997(1) (Unaudited)


INVESTMENT INCOME:
  Dividends.................................................            $   --
  Interest..................................................               455
                                                                        ------
    Total Investment Income.................................               455
                                                                        ------
EXPENSES:
  Investment Advisory Fees..................................               133
  Waiver of Investment Advisory Fees........................              (133)
  Reimbursement of Other Expenses by Adviser................            (6,143)
  Administrative Fees.......................................                23
  Custodian Fees............................................               590
  Professional Fees.........................................             1,214
  Transfer Agent Fees.......................................             3,333
  Printing Fees.............................................               221
  Directors' Fees...........................................               486
  Registration and Filing Fees..............................                17
  Amortization of Deferred Organizational Costs.............               334
  Pricing Fees..............................................               112
                                                                        ------
    Total Expenses..........................................               187
                                                                        ------
NET INVESTMENT INCOME.......................................            $  268
                                                                        ------
  Net Realized Gain from Security Transactions..............             1,464
  Net Change in Unrealized Appreciation on Investments......             3,751
                                                                        ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............             5,215
                                                                        ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $5,483
                                                                        ======


(1) The PBHG Technology & Communications Portfolio commenced operations on May 1, 1997.
Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio


STATEMENT OF CHANGES IN NET ASSETS
May 1, 1997 -- June 30, 1997(1) (Unaudited)



INVESTMENT ACTIVITIES:
  Net Investment Income.....................................           $    268
  Net Realized Gain from Security Transactions..............              1,464
  Net Change in Unrealized Appreciation on Investments......              3,751
                                                                       --------
    Net Increase in Net Assets Resulting from Operations....              5,483
                                                                       --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income.....................................                 --
  Net Realized Gains........................................                 --
                                                                       --------
    Total Distributions.....................................                 --
                                                                       --------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued.............................................            199,447
  Shares Issued upon Reinvestment of Distributions..........                 --
  Shares Redeemed...........................................             (8,202)
                                                                       --------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................            191,245
                                                                       --------
    Total Increase in Net Assets............................            196,728
                                                                       --------
NET ASSETS:
  Beginning of Period.......................................                 --
                                                                       --------
  End of Period.............................................           $196,728
                                                                       ========
SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................             19,874
  Shares Issued upon Reinvestment of Distributions..........                 --
  Shares Redeemed...........................................               (805)
                                                                       --------
  Net Increase in Share Transactions........................             19,069
                                                                       ========


(1) The PBHG Technology & Communications Portfolio commenced operations on May 1, 1997.
Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

FINANCIAL HIGHLIGHTS
May 1, 1997 -- June 30, 1997 (Unaudited)
For a Share Outstanding Throughout the Period


                           Net                                                                        Net
                          Asset                   Realized and     Distributions   Distributions     Asset                 Net
                          Value        Net         Unrealized        from Net          from          Value               Assets
                        Beginning   Investment   Gains or Losses    Investment        Capital         End      Total       End
                        of Period     Income      on Securities       Income           Gains       of Period   Return   of Period
---------------------------------------------------------------------------------------------------------------------------------
1997(1)..............    $10.00       $ 0.01          $0.31               --          --            $10.32     3.20%    $196,728

                                                                            Ratio
                                                          Ratio            of Net
                                                       of Expenses      Income (Loss)
                                         Ratio         to Average        to Average
                          Ratio         of Net         Net Assets        Net Assets
                       of Expenses   Income (Loss)     (Excluding        (Excluding         Portfolio       Average
                       to Average     to Average       Waivers and       Waivers and        Turnover       Commission
                       Net Assets     Net Assets     Reimbursements)   Reimbursements)        Rate           Rate+
----------------------------------------------------------------------------------------------------------------------
1997(1)..............     1.20%*         1.72%*            41.45%*          (38.53)%*        47.06%         $0.0365

* Annualized.
 (1) The PBHG Technology & Communications Portfolio commenced operations on May 1, 1997. Total return has not been annualized.
 + Average Commission rate paid per share for security purchases and sales during the period.
 Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio


NOTES TO FINANCIAL STATEMENTS
As of June 30, 1997 (Unaudited)

1.  ORGANIZATION

The PBHG Technology & Communications Portfolio is part of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of this Portfolio and five others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio") and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). As of June 30, 1997, the Small Cap Value, the Large Cap Value, and the Select 20 Portfolios had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Technology & Communications Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Technology & Communications Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual


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


PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Technology & Communications Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) The PBHG Funds, Inc. and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Technology & Communications Portfolio for the period from May 1, 1997 through June 30, 1997, amounted to $169,742 and $24,263, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Technology & Communications Portfolio amounted to $7,386 and $3,635, respectively.

The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 1997 was not materially different from amounts reported for financial reporting purposes.

5.  CONSENT OF SOLE SHAREHOLDER

On March 10, 1997, the sole shareholder of the Portfolios approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Newbold's Asset Management, Inc. as investment sub-adviser to the PBHG Small Cap Value and PBHG Large Cap Value Portfolios, PBHG Fund Services as administrator to the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

6.  LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. No Portfolio had an outstanding borrowing at June 30, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through June 30, 1997.

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